Label	Element	Value
Themes Silver Miners ETF | Fresnillo PLC
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	9.70%
Themes Silver Miners ETF | Newmont Corp.
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	9.60%
Themes Silver Miners ETF | Industrias Penoles SAB de CV
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	9.40%
Themes Silver Miners ETF | First Majestic Silver Corp.
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	6.20%
Themes Silver Miners ETF | Wheaton Precious Metals Corp.
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	5.90%
Themes Silver Miners ETF | Endeavour Silver Corp.
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	5.20%
Themes Silver Miners ETF | Discovery Silver Corp.
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	4.60%
Themes Silver Miners ETF | Zijin Mining Group Co. Ltd.
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	4.50%
Themes Silver Miners ETF | Pan American Silver Corp.
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	4.30%
Themes Silver Miners ETF | Triple Flag Precious Metals Corp.
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	3.80%
Themes Silver Miners ETF | Materials
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	99.50%
Themes Silver Miners ETF | Cash & Other
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	0.50%